Average Annual Total Returns - Investor - Vanguard Balanced Index Fund	Investor Shares 1 Year	Investor Shares 5 Years	Investor Shares 10 Years	Investor Shares Return After Taxes on Distributions 1 Year	Investor Shares Return After Taxes on Distributions 5 Years	Investor Shares Return After Taxes on Distributions 10 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Investor Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Broad Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	CRSP US Total Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Spliced Total Stock Market Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Bloomberg Barclays U.S. Aggregate Float Adjusted Index (reflects no deduction for fees, expenses, or taxes) 10 Years	Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 1 Year	Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 5 Years	Balanced Composite Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	16.26%	11.15%	9.84%	15.24%	10.35%	9.13%	9.83%	8.55%	7.79%	21.02%	15.46%	13.84%	20.99%	15.44%		20.99%	15.44%	13.80%	7.75%	4.53%	3.89%	17.34%	11.51%	10.21%